Derivative Instruments - Summary of Cross Currency Swaps (Detail) In Thousands, unless otherwise specified			12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 Cross currency swap agreements [Member] USD ($)	Dec. 31, 2013 Cross currency swap agreements [Member] Maturing in 2017 [Member] USD ($)	Dec. 31, 2013 Cross currency swap agreements [Member] Maturing in 2017 [Member] NOK	Dec. 31, 2013 Cross currency swap agreements [Member] Maturing in 2016 [Member] USD ($)	Dec. 31, 2013 Cross currency swap agreements [Member] Maturing in 2016 [Member] NOK	Dec. 31, 2013 Cross currency swap agreements [Member] Maturing in 2018 [Member] USD ($)	Dec. 31, 2013 Cross currency swap agreements [Member] Maturing in 2018 [Member] NOK
Derivative Instruments, Gain (Loss) [Line Items]
Fair Value / Asset (Liability)		$ (25,433)	$ (5,503)		$ (8,185)		$ (11,745)
Principal Amount	$ 1,734,189		$ 101,351	600,000	$ 89,710	500,000	$ 143,536	800,000
Floating Rate Receivable Reference Rate			NIBOR	NIBOR	NIBOR	NIBOR	NIBOR	NIBOR
Floating Rate Receivable Reference Margin			5.75%	5.75%	4.00%	4.00%	4.75%	4.75%
Fixed Rate Payable			7.49%	7.49%	4.80%	4.80%	5.93%	5.93%
Remaining Term (years)			3 years 1 month 6 days	3 years 1 month 6 days	2 years 1 month 6 days	2 years 1 month 6 days	4 years 1 month 6 days	4 years 1 month 6 days